Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

June 30, 2020

INTCEN-QTLY-0820
1.859215.112

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.7%
AGL Energy Ltd.	109,835	$1,292,341
Arena (REIT) unit	1,267,156	1,915,077
Coles Group Ltd.	297,639	3,526,730
Commonwealth Bank of Australia	154,115	7,383,148
CSL Ltd.	61,391	12,159,022
Inghams Group Ltd.	2,075,215	4,582,739
National Australia Bank Ltd.	661,468	8,382,366
Treasury Wine Estates Ltd.	471,795	3,412,138
Woodside Petroleum Ltd.	202,774	3,029,578

TOTAL AUSTRALIA		45,683,139

Austria - 0.4%
Erste Group Bank AG	451,791	10,633,952
Bailiwick of Jersey - 1.1%
Boohoo.Com PLC (a)	574,200	2,931,344
Experian PLC	696,400	24,442,842
Sanne Group PLC	134,300	1,048,390

TOTAL BAILIWICK OF JERSEY		28,422,576

Belgium - 1.6%
Galapagos Genomics NV sponsored ADR (a)	12,200	2,406,938
KBC Groep NV	406,585	23,324,118
UCB SA	61,600	7,135,304
Umicore SA	230,964	10,902,449

TOTAL BELGIUM		43,768,809

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	166,000	854,577
Credicorp Ltd. (United States)	41,200	5,507,204
Genpact Ltd.	212,300	7,753,196
Hiscox Ltd.	623,137	6,089,010
IHS Markit Ltd.	174,100	13,144,550

TOTAL BERMUDA		33,348,537

Canada - 4.9%
AltaGas Ltd.	58,500	674,370
ATCO Ltd. Class I (non-vtg.)	21,600	640,713
Barrick Gold Corp. (Canada)	504,909	13,585,980
Boardwalk (REIT)	73,100	1,599,736
Brookfield Asset Management, Inc. (Canada) Class A	208,500	6,861,948
Canadian Natural Resources Ltd.	245,800	4,263,841
Canadian Pacific Railway Ltd.	51,900	13,201,317
Canadian Utilities Ltd. Class A (non-vtg.)	30,600	761,844
Cenovus Energy, Inc. (Canada)	716,100	3,349,466
Cogeco Communications, Inc.	25,600	1,844,384
Constellation Software, Inc.	18,200	20,549,940
Emera, Inc.	34,750	1,367,373
Enbridge, Inc.	72,200	2,195,357
First Quantum Minerals Ltd.	720,800	5,744,738
Fortis, Inc.	55,900	2,125,896
Hydro One Ltd. (b)	64,500	1,212,938
Intact Financial Corp.	101,300	9,641,259
Lundin Mining Corp.	2,087,000	11,191,338
Pembina Pipeline Corp.	131,100	3,277,500
Suncor Energy, Inc.	280,200	4,724,350
The Toronto-Dominion Bank	430,900	19,231,166
Wheaton Precious Metals Corp.	59,400	2,612,532

TOTAL CANADA		130,657,986

Cayman Islands - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	40,300	8,692,710
Cheung Kong Property Holdings Ltd.	748,000	4,458,758
HKBN Ltd.	2,039,170	3,567,660
Innovent Biologics, Inc. (a)(b)	386,500	2,867,396
Tencent Holdings Ltd.	80,020	5,127,515
Zai Lab Ltd. ADR (a)	12,000	985,560

TOTAL CAYMAN ISLANDS		25,699,599

China - 0.0%
PICC Property & Casualty Co. Ltd. (H Shares)	859,000	708,214
Denmark - 2.0%
A.P. Moller - Maersk A/S Series B	10,623	12,450,235
DSV A/S	251,000	30,646,031
Netcompany Group A/S (a)(b)	5,041	330,620
Vestas Wind Systems A/S	106,900	10,946,860

TOTAL DENMARK		54,373,746

Finland - 0.5%
Fortum Corp.	75,700	1,437,752
Kone OYJ (B Shares)	184,400	12,683,156

TOTAL FINLAND		14,120,908

France - 9.5%
ALTEN	86,000	7,396,338
Amundi SA (b)	104,800	8,206,673
ARGAN SA	21,000	1,920,511
BNP Paribas SA	287,300	11,478,788
Capgemini SA	176,413	20,206,490
Edenred SA	255,700	11,183,769
EDF SA	126,500	1,166,828
Elior SA (b)	203,300	1,158,026
ENGIE (a)	217,280	2,685,255
Kering SA	20,930	11,442,834
Legrand SA	144,300	10,964,274
LVMH Moet Hennessy Louis Vuitton SE	112,745	49,776,386
Pernod Ricard SA	128,200	20,171,780
Sanofi SA	403,655	41,166,630
SR Teleperformance SA	64,200	16,293,873
Suez Environnement SA	75,200	881,624
Total SA	306,046	11,682,055
Total SA rights (a)(c)	306,046	233,813
Veolia Environnement SA	76,900	1,736,492
VINCI SA (d)	142,794	13,240,332
VINCI SA rights (a)(c)	142,794	200,536
Vivendi SA	198,940	5,140,551
Worldline SA (a)(b)	59,900	5,187,303

TOTAL FRANCE		253,521,161

Germany - 9.0%
adidas AG	79,200	20,881,225
Allianz SE	83,800	17,112,577
BASF AG	145,147	8,152,811
Bayer AG	217,938	16,154,341
Daimler AG (Germany)	187,000	7,593,866
Delivery Hero AG (a)(b)	88,400	9,033,911
Deutsche Borse AG	87,600	15,850,315
Deutsche Post AG	348,231	12,787,002
E.ON AG	282,368	3,187,279
Hannover Reuck SE	82,600	14,235,689
HeidelbergCement AG	55,300	2,960,307
LEG Immobilien AG	33,329	4,231,300
Linde PLC	37,012	7,825,917
Rheinmetall AG	84,500	7,329,040
RWE AG	75,530	2,639,931
SAP SE	324,135	45,310,676
Scout24 AG (b)	35,890	2,784,263
Siemens AG	172,800	20,379,552
Symrise AG	35,200	4,113,003
Uniper SE	44,100	1,421,980
Vonovia SE	245,000	15,023,554

TOTAL GERMANY		239,008,539

Hong Kong - 1.8%
AIA Group Ltd.	4,012,600	37,548,326
Dah Sing Banking Group Ltd.	2,106,000	1,923,809
Hong Kong Exchanges and Clearing Ltd.	172,270	7,334,895
Power Assets Holdings Ltd.	252,000	1,370,466

TOTAL HONG KONG		48,177,496

Hungary - 0.5%
OTP Bank PLC	272,700	9,534,579
Richter Gedeon PLC	199,100	4,118,638

TOTAL HUNGARY		13,653,217

India - 0.8%
HDFC Bank Ltd.	776,500	10,908,154
Reliance Industries Ltd. (a)	24,986	263,801
Reliance Industries Ltd.	445,200	10,042,562

TOTAL INDIA		21,214,517

Indonesia - 0.3%
PT Bank Central Asia Tbk	1,246,000	2,483,714
PT Bank Rakyat Indonesia Tbk	20,292,000	4,331,188

TOTAL INDONESIA		6,814,902

Ireland - 1.8%
DCC PLC (United Kingdom)	149,700	12,483,697
Greencore Group PLC	1,019,926	1,589,848
Irish Residential Properties REIT PLC	1,952,600	3,101,957
Kerry Group PLC Class A	98,700	12,231,106
Linde PLC	33,900	7,190,529
Ryanair Holdings PLC sponsored ADR (a)	167,580	11,117,257

TOTAL IRELAND		47,714,394

Israel - 0.4%
Mizrahi Tefahot Bank Ltd.	352,600	6,577,754
NICE Systems Ltd. (a)	24,752	4,608,197
Wix.com Ltd. (a)	2,400	614,928

TOTAL ISRAEL		11,800,879

Italy - 1.5%
Banca Generali SpA	118,184	3,539,907
Enel SpA	859,236	7,431,057
FinecoBank SpA	809,900	10,932,721
GVS SpA	205,000	2,383,786
Recordati SpA	303,300	15,146,673

TOTAL ITALY		39,434,144

Japan - 17.0%
A/S One Corp.	20,100	2,192,897
Advance Residence Investment Corp.	799	2,379,055
Anritsu Corp.	18,800	445,036
Astellas Pharma, Inc.	1,110,100	18,538,183
Bandai Namco Holdings, Inc.	105,600	5,558,580
Branding Engineer Co. Ltd. (a)	500	2,269
Chubu Electric Power Co., Inc.	103,800	1,301,853
Chugai Pharmaceutical Co. Ltd.	164,700	8,818,036
Daiichi Sankyo Kabushiki Kaisha	97,300	7,958,324
Dip Corp.	52,360	1,057,626
Electric Power Development Co. Ltd.	34,700	657,203
Fanuc Corp.	62,600	11,222,302
Fast Retailing Co. Ltd.	12,900	7,414,558
Hoya Corp.	331,200	31,471,285
Isuzu Motors Ltd.	283,200	2,573,536
Itochu Corp.	440,900	9,540,116
JSR Corp.	529,100	10,192,433
Kansai Electric Power Co., Inc.	119,600	1,158,922
Kao Corp.	239,600	19,014,133
KDDI Corp.	257,030	7,669,042
Keyence Corp.	69,100	28,817,532
Minebea Mitsumi, Inc.	157,000	2,861,738
Mitsubishi Estate Co. Ltd.	312,100	4,650,857
Money Forward, Inc. (a)	105,000	5,805,511
Nintendo Co. Ltd.	13,653	6,103,831
Nitori Holdings Co. Ltd.	95,600	18,703,867
Olympus Corp.	541,600	10,427,152
Oracle Corp. Japan	79,228	9,333,458
ORIX Corp.	988,300	12,271,974
Otsuka Corp.	207,800	10,931,271
Persol Holdings Co., Ltd.	1,225,200	16,793,665
Recruit Holdings Co. Ltd.	817,800	28,124,306
Relo Group, Inc.	271,200	5,093,712
Shiseido Co. Ltd.	146,900	9,360,561
SMC Corp.	34,000	17,375,504
SoftBank Group Corp.	231,586	11,678,342
Sony Corp.	227,800	15,725,075
Sumitomo Mitsui Financial Group, Inc.	254,600	7,185,271
Suzuki Motor Corp.	201,500	6,880,441
T&D Holdings, Inc.	365,700	3,141,074
Taiheiyo Cement Corp.	170,700	3,966,069
Terumo Corp.	171,300	6,520,153
Tohoku Electric Power Co., Inc.	79,040	751,054
Tokio Marine Holdings, Inc.	130,400	5,708,003
Tokyo Electric Power Co., Inc. (a)	250,700	771,200
Tokyo Electron Ltd.	60,900	15,026,697
Tokyo Gas Co. Ltd.	58,110	1,391,421
Toyota Motor Corp.	235,600	14,815,491
Tsuruha Holdings, Inc.	120,000	16,503,820
Welcia Holdings Co. Ltd.	31,900	2,567,363
Yahoo! Japan Corp.	882,600	4,331,558

TOTAL JAPAN		452,783,360

Korea (South) - 0.3%
LG Chemical Ltd.	16,010	6,623,622
Samsung Electronics Co. Ltd.	49,550	2,198,982
Shindo Engineering Lab Ltd. (a)(c)	2,385	31,805

TOTAL KOREA (SOUTH)		8,854,409

Luxembourg - 0.3%
B&M European Value Retail SA	1,542,276	7,596,361
Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	631,300	2,189,616
Netherlands - 7.8%
Adyen BV (a)(b)	3,200	4,657,582
AerCap Holdings NV (a)	93,900	2,892,120
Argenx SE ADR (a)	7,400	1,666,702
ASML Holding NV (Netherlands)	126,178	46,157,578
Basic-Fit NV (a)(b)	94,200	2,471,217
Elastic NV (a)	62,000	5,717,020
Euronext NV (b)	69,700	6,988,985
Ferrari NV	69,200	11,805,760
Heineken NV (Bearer)	186,400	17,185,038
Imcd NV	166,000	15,606,404
JDE Peet's BV	326,400	13,230,911
Koninklijke Philips Electronics NV	391,700	18,645,976
NXP Semiconductors NV	59,200	6,751,168
Prosus NV	38,700	3,608,293
RHI Magnesita NV	170,345	5,188,211
Unilever NV	571,825	30,488,438
Wolters Kluwer NV	188,400	14,715,118

TOTAL NETHERLANDS		207,776,521

New Zealand - 0.1%
Mercury Nz Ltd.	186,100	564,425
Meridian Energy Ltd.	326,900	1,014,663
Xero Ltd. (a)	18,567	1,154,587

TOTAL NEW ZEALAND		2,733,675

Norway - 0.6%
Adevinta ASA Class B (a)	486,200	4,894,707
Schibsted ASA:
(A Shares)	276,300	7,199,402
(B Shares)	189,170	4,453,487

TOTAL NORWAY		16,547,596

Poland - 0.3%
Bank Polska Kasa Opieki SA	225,300	3,066,034
CD Projekt RED SA	45,100	4,501,678

TOTAL POLAND		7,567,712

Portugal - 0.1%
Galp Energia SGPS SA Class B	230,024	2,668,277
Singapore - 0.4%
Parkway Life REIT	1,107,200	2,653,594
United Overseas Bank Ltd.	415,113	6,065,576
Wing Tai Holdings Ltd.	1,671,700	2,147,204

TOTAL SINGAPORE		10,866,374

South Africa - 0.3%
Naspers Ltd. Class N	37,700	6,928,520
Spain - 1.0%
Amadeus IT Holding SA Class A	180,100	9,455,640
Cellnex Telecom SA (b)	101,948	6,212,572
Enagas SA	50,200	1,226,693
Endesa SA (d)	64,900	1,599,029
Gas Natural SDG SA	71,500	1,330,671
Iberdrola SA	282,100	3,293,429
Laboratorios Farmaceuticos ROVI SA	78,704	2,237,126
Red Electrica Corporacion SA	77,200	1,440,221

TOTAL SPAIN		26,795,381

Sweden - 3.9%
AddTech AB (B Shares)	173,000	6,951,042
ASSA ABLOY AB (B Shares)	545,500	11,165,018
Atlas Copco AB (A Shares)	300,000	12,775,634
EQT AB	534,100	9,580,693
Ericsson (B Shares)	536,611	4,974,146
Hexagon AB (B Shares) (a)	225,500	13,164,774
Indutrade AB (a)	352,508	13,921,460
John Mattson Fastighetsforetag (a)	84,569	1,314,158
Lundin Petroleum AB	91,773	2,212,038
NP3 Fastigheter AB	85,400	806,508
Svenska Handelsbanken AB (A Shares) (a)	1,158,800	11,003,181
Swedish Match Co. AB	239,200	16,813,977

TOTAL SWEDEN		104,682,629

Switzerland - 10.1%
Alcon, Inc. (a)	156,851	8,990,699
Julius Baer Group Ltd.	251,820	10,575,835
Lonza Group AG	59,457	31,494,238
Nestle SA (Reg. S)	710,618	78,786,655
Roche Holding AG (participation certificate)	215,470	74,649,482
Sika AG	113,944	21,965,266
Sonova Holding AG Class B	61,793	12,336,425
Zurich Insurance Group Ltd.	82,786	29,333,606

TOTAL SWITZERLAND		268,132,206

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	837,000	8,964,737
United Kingdom - 11.2%
AstraZeneca PLC (United Kingdom)	233,700	24,322,185
Beazley PLC	2,831,000	14,382,358
BP PLC	3,285,076	12,585,269
British American Tobacco PLC (United Kingdom)	87,581	3,358,978
Centrica PLC	1,337,600	635,560
Compass Group PLC	576,400	7,930,374
Cranswick PLC	113,480	5,087,381
Dechra Pharmaceuticals PLC	179,200	6,319,450
Diageo PLC	986,245	32,780,172
Diploma PLC	87,968	1,956,571
Grainger Trust PLC	739,083	2,619,182
Helical Bar PLC	325,000	1,244,366
Hotel Chocolat Group Ltd. (d)	924,600	3,574,496
HSBC Holdings PLC (United Kingdom)	960,500	4,464,009
Informa PLC	184,800	1,068,466
Intertek Group PLC	87,000	5,864,412
John David Group PLC	841,600	6,488,467
Lloyds Banking Group PLC	12,187,500	4,701,456
London Stock Exchange Group PLC	301,100	31,312,954
Mondi PLC	487,200	9,118,730
Ocado Group PLC (a)	134,999	3,392,383
Prudential PLC	1,644,243	24,775,562
Reckitt Benckiser Group PLC	141,130	12,983,738
RELX PLC (London Stock Exchange)	1,278,500	29,624,341
Rentokil Initial PLC	2,042,500	12,897,271
Rolls-Royce Holdings PLC	7,051	24,894
Royal Dutch Shell PLC:
Class A (United Kingdom)	259,627	4,156,956
Class B (United Kingdom)	180,330	2,733,856
Scottish & Southern Energy PLC	128,300	2,172,519
Smith & Nephew PLC	514,000	9,577,690
Urban Logistics REIT PLC	893,812	1,517,306
Victrex PLC	430,100	10,418,917
Vodafone Group PLC	3,532,080	5,615,160

TOTAL UNITED KINGDOM		299,705,429

United States of America - 4.3%
Alphabet, Inc. Class C (a)	5,200	7,350,772
Aspen Technology, Inc. (a)	69,500	7,200,895
Becton, Dickinson & Co.	36,800	8,805,136
Black Knight, Inc. (a)	109,400	7,938,064
Boston Beer Co., Inc. Class A (a)(d)	8,900	4,776,185
Boston Scientific Corp. (a)	215,300	7,559,183
Constellation Brands, Inc. Class A (sub. vtg.)	9,000	1,574,550
Fidelity National Information Services, Inc.	50,600	6,784,954
Global Payments, Inc.	67,110	11,383,198
Intercontinental Exchange, Inc.	85,800	7,859,280
Kosmos Energy Ltd.	672,800	1,116,848
Marsh & McLennan Companies, Inc.	118,400	12,712,608
NICE Systems Ltd. sponsored ADR (a)	54,500	10,313,580
Philip Morris International, Inc.	59,900	4,196,594
Roper Technologies, Inc.	24,200	9,395,892
Visa, Inc. Class A	32,000	6,181,440

TOTAL UNITED STATES OF AMERICA		115,149,179

TOTAL COMMON STOCKS
(Cost $2,306,983,803)		2,618,698,697

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Porsche Automobil Holding SE (Germany)
(Cost $7,742,449)	172,400	9,985,194
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.12% 8/13/20 (Cost $4,769,316)	4,770,000	4,769,259
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.12% (e)	24,114,228	24,119,051
Fidelity Securities Lending Cash Central Fund 0.12% (e)(f)	16,604,653	16,606,313
TOTAL MONEY MARKET FUNDS
(Cost $40,725,363)		40,725,364
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,360,220,931)		2,674,178,514
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,239,763)
NET ASSETS - 100%		$2,666,938,751

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,111,486 or 1.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$492,700
Fidelity Securities Lending Cash Central Fund	243,611
Total	$736,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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